Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Perritt Funds, Inc.
Entity Central Index Key	0001286087
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Perritt MicroCap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Perritt MicroCap Opportunities Fund
Class Name	Perritt MicroCap Opportunities Fund
Trading Symbol	PRCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Perritt MicroCap Opportunities Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.perrittcap.com/literature/. You can also request this information by contacting us at 1-800-332-3133.
Additional Information Phone Number	1-800-332-3133
Additional Information Website	https://www.perrittcap.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Perritt MicroCap Opportunities Fund	$81	1.76%
[1]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.76%
Updated Performance Information Location [Text Block]	Visit https://www.perrittcap.com/literature/ for more recent performance information.
Net Assets	$ 49,175,507
Holdings Count | $ / shares	120
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$49,175,507
Number of Holdings	120
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers	(%)
Silvercrest Asset Management Group, Inc.	3.9%
Radiant Logistics, Inc.	3.6%
Legacy Housing Corp.	3.6%
Avino Silver & Gold Mines Ltd.	2.8%
Perma-Fix Environmental Services, Inc.	2.6%
Northern Technologies International Corp.	2.4%
EZCORP, Inc.	2.3%
Miller Industries, Inc.	2.2%
Powerfleet, Inc.	1.9%
US Global Investors, Inc.	1.7%

Top Sectors	(%)
Industrials	25.9%
Information Technology	15.7%
Consumer Discretionary	14.5%
Financials	13.0%
Materials	10.1%
Health Care	6.4%
Energy	6.0%
Communication Services	1.9%
Utilities	1.4%
Cash & Other	5.1%

Updated Prospectus Web Address	https://www.perrittcap.com/literature/

[1]
*	Annualized